UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $32,233
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                    Name

(1)  028-10548                          SLS Offshore Fund, Ltd.
(2)  028-13248                          SLS Investors, LP

                                                  FORM 13F INFORMATION TABLE
                                                      SLS MANAGEMENT, LLC



COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5     COLUMN 6        COLUMN 7        COLUMN 8

                                                           VALUE    SHRS OR SH/ PUT/  INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT PRN CALL  DISCRETION      MANAGERS   SOLE   SHARED  NONE
AMERICAN AXLE & MFG HLDGS IN  COM               024061103  6,013    820,349 SH       SHARED-DEFINED   (1),(2)   820,349
BARCLAYS BK PLC               IPATH S&P ST ETN  06740C527  5,232    167,700 SH       SHARED-DEFINED   (1),(2)   167,700
EXXON MOBIL CORP              COM               30231G102  2,551     44,700 SH       SHARED-DEFINED   (1),(2)    44,700
FORD MTR CO DEL               COM PAR $0.01     345370860  2,646    262,500 SH       SHARED-DEFINED   (1),(2)   262,500
GLOBALSTAR INC                COM               378973408  1,155    750,000 SH       SHARED-DEFINED   (1),(2)   750,000
HEWITT ASSOCS INC             COM               42822Q100  3,366     97,685 SH       SHARED-DEFINED   (1),(2)    97,685
LINCOLN NATL CORP IND         COM               534187109  4,465    183,800 SH       SHARED-DEFINED   (1),(2)   183,800
MACYS INC                     COM               55616P104  2,719    151,900 SH       SHARED-DEFINED   (1),(2)   151,900
MEDCATH CORP                  COM               58404W109    929    118,175 SH       SHARED-DEFINED   (1),(2)   118,175
UAL CORP                      COM NEW           902549807  2,060    100,200 SH       SHARED-DEFINED   (1),(2)   100,200
WENDYS ARBYS GROUP INC        COM               950587105  1,097    274,300 SH       SHARED-DEFINED   (1),(2)   274,300


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